Schedule of Investments (unaudited)	iShares® Global Industrials ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
Brambles Ltd.	128,994	$1,195,631
Computershare Ltd.	52,912	881,269
Qantas Airways Ltd.(a)	157,223	575,910
Transurban Group	283,736	2,651,337
		5,304,147
Brazil — 0.4%
CCR SA	93,714	273,529
Localiza Rent a Car SA	79,441	1,040,105
WEG SA	136,089	1,033,831
		2,347,465
Canada — 3.6%
CAE Inc.(a)	29,063	627,298
Canadian National Railway Co.	53,757	6,756,899
Canadian Pacific Kansas City Ltd.	85,835	6,791,398
Thomson Reuters Corp.	13,935	2,037,378
Waste Connections Inc.	23,728	3,543,128
WSP Global Inc.	11,388	1,596,322
		21,352,423
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, ADR(b)	12,989	782,198

Denmark — 1.2%
AP Moller - Maersk A/S, Class A	249	442,297
AP Moller - Maersk A/S, Class B, NVS	430	774,010
DSV A/S	16,509	2,900,742
Vestas Wind Systems A/S(a)	92,806	2,936,540
		7,053,589
Finland — 0.5%
Kone OYJ, Class B	36,884	1,844,978
Metso OYJ	66,309	673,162
Wartsila OYJ Abp	44,092	640,806
		3,158,946
France — 7.0%
Airbus SE	56,791	8,773,550
Alstom SA	26,469	356,941
Bouygues SA	17,889	674,938
Bureau Veritas SA	26,490	670,190
Cie. de Saint-Gobain	46,636	3,439,280
Eiffage SA	6,904	741,149
Getlink SE	29,578	541,717
Legrand SA	24,750	2,577,371
Safran SA	31,880	5,620,773
Schneider Electric SE	49,602	9,985,189
Teleperformance	5,589	818,270
Thales SA	8,769	1,298,450
Vinci SA	47,354	5,959,275
		41,457,093
Germany — 3.9%
Brenntag SE	13,677	1,257,019
Daimler Truck Holding AG	47,441	1,782,076
Deutsche Post AG, Registered	86,745	4,293,535
GEA Group AG	14,268	593,180
MTU Aero Engines AG	4,984	1,073,781
Rheinmetall AG	4,038	1,280,596
Siemens AG, Registered	69,272	12,996,070
		23,276,257
Hong Kong — 0.5%
CK Hutchison Holdings Ltd.	243,520	1,308,336
Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	124,000	$1,477,470
		2,785,806
Ireland — 0.4%
Kingspan Group PLC	14,341	1,239,426
Ryanair Holdings PLC, ADR(a)(b)	8,226	1,097,019
		2,336,445
Italy — 0.2%
Prysmian SpA	25,626	1,168,163

Japan — 13.4%
AGC Inc.	20,100	744,994
ANA Holdings Inc.(a)	44,700	968,450
Central Japan Railway Co.	95,400	2,421,277
Dai Nippon Printing Co. Ltd.	23,700	699,884
Daifuku Co. Ltd.	34,500	695,657
Daikin Industries Ltd.	27,100	4,396,161
East Japan Railway Co.	35,000	2,014,695
FANUC Corp.	86,500	2,538,698
Hankyu Hanshin Holdings Inc.	23,200	737,293
Hitachi Ltd.	85,400	6,142,794
ITOCHU Corp.	134,300	5,471,361
Japan Airlines Co. Ltd.	40,300	791,696
Kajima Corp.	43,100	718,658
Kintetsu Group Holdings Co. Ltd.	17,900	567,143
Komatsu Ltd.	90,200	2,347,305
Kubota Corp.	98,500	1,478,287
Makita Corp.	25,300	695,886
Marubeni Corp.	154,700	2,435,681
Mitsubishi Corp.	397,200	6,327,101
Mitsubishi Electric Corp.	197,300	2,790,626
Mitsubishi Heavy Industries Ltd.	31,200	1,816,593
Mitsui & Co. Ltd.	140,300	5,256,188
Mitsui OSK Lines Ltd.	33,100	1,058,216
Nidec Corp.	48,000	1,934,741
Nippon Yusen KK	47,300	1,460,790
Obayashi Corp.	67,800	585,684
Odakyu Electric Railway Co. Ltd.	33,300	507,085
Recruit Holdings Co. Ltd.	156,200	6,530,897
Secom Co. Ltd.	19,400	1,395,641
SG Holdings Co. Ltd.	45,000	645,114
SMC Corp.	5,500	2,942,148
Sumitomo Corp.	112,200	2,441,657
Taisei Corp.	17,600	601,002
Tokyu Corp.	58,100	708,418
Toppan Inc.	30,400	846,628
Toyota Industries Corp.	17,400	1,414,450
Toyota Tsusho Corp.	22,000	1,291,008
West Japan Railway Co.	22,400	933,372
Yamato Holdings Co. Ltd.	30,400	560,986
Yaskawa Electric Corp.	24,400	1,015,574
		78,929,839
Netherlands — 1.1%
Ferrovial SE	45,863	1,674,040
IMCD NV	5,283	920,106
Randstad NV	11,428	717,222
Wolters Kluwer NV	22,885	3,255,837
		6,567,205
South Korea — 0.2%
LG Energy Solution(a)	3,648	1,203,896

Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	18,464	820,076

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Aena SME SA(c)	6,807	$1,235,546
		2,055,622
Sweden — 3.5%
Alfa Laval AB	26,824	1,073,873
Assa Abloy AB, Class B	91,107	2,625,628
Atlas Copco AB, Class A	238,154	4,103,658
Atlas Copco AB, Class B	144,708	2,146,907
Epiroc AB	58,040	1,168,280
Epiroc AB, Class B	36,160	634,166
Nibe Industrier AB, Class B	140,239	984,816
Sandvik AB	100,009	2,172,730
Skanska AB, Class B	32,486	588,568
SKF AB, Class B	34,293	687,250
Trelleborg AB, Class B	20,779	697,427
Volvo AB, Class B	146,325	3,807,377
		20,690,680
Switzerland — 2.6%
ABB Ltd., Registered	149,094	6,619,498
Adecco Group AG, Registered	15,469	759,736
Geberit AG, Registered	3,099	1,989,306
Kuehne + Nagel International AG, Registered	5,078	1,752,402
Schindler Holding AG, Participation Certificates, NVS	3,746	937,829
Schindler Holding AG, Registered	1,865	442,902
SGS SA	14,070	1,214,674
Siemens Energy AG(a)(b)	46,775	618,190
VAT Group AG(c)	2,481	1,246,102
		15,580,639
United Kingdom — 4.8%
Ashtead Group PLC	41,514	2,885,520
BAE Systems PLC	280,840	3,975,287
Bunzl PLC	31,337	1,273,395
DCC PLC	9,397	691,441
Experian PLC	85,049	3,469,601
IMI PLC	23,713	508,109
Intertek Group PLC	14,747	798,352
Melrose Industries PLC	125,301	905,723
RELX PLC	178,491	7,081,418
Rentokil Initial PLC	233,016	1,313,339
Rolls-Royce Holdings PLC(a)	780,312	2,976,398
Smiths Group PLC	32,224	723,281
Spirax-Sarco Engineering PLC	6,718	898,839
Weir Group PLC (The)	24,299	583,869
		28,084,572
United States — 54.9%
3M Co.	50,878	5,561,983
A O Smith Corp.	11,387	938,744
Allegion PLC	8,099	1,026,062
American Airlines Group Inc.(a)	60,591	832,520
AMETEK Inc.	21,255	3,504,737
Automatic Data Processing Inc.	37,888	8,826,767
Axon Enterprise Inc.(a)	6,437	1,662,870
Boeing Co. (The)(a)	52,385	13,654,674
Broadridge Financial Solutions Inc.	10,907	2,244,115
Builders FirstSource Inc.(a)	11,314	1,888,759
Carrier Global Corp.	77,291	4,440,368
Caterpillar Inc.	46,993	13,894,420
Ceridian HCM Holding Inc.(a)(b)	14,460	970,555
CH Robinson Worldwide Inc.	10,815	934,308
Cintas Corp.	7,975	4,806,214
Copart Inc.(a)	80,489	3,943,961
CSX Corp.	182,036	6,311,188
Security	Shares	Value

United States (continued)
Cummins Inc.	13,046	$3,125,430
Deere & Co.	24,673	9,865,993
Delta Air Lines Inc.	59,108	2,377,915
Dover Corp.	12,968	1,994,608
Eaton Corp. PLC	36,782	8,857,841
Emerson Electric Co.	52,516	5,111,382
Equifax Inc.	11,329	2,801,548
Expeditors International of Washington Inc.	13,293	1,690,870
Fastenal Co.	52,614	3,407,809
FedEx Corp.	21,307	5,390,032
Fortive Corp.	32,264	2,375,598
Generac Holdings Inc.(a)(b)	5,682	734,342
General Dynamics Corp.	20,865	5,418,015
General Electric Co.	100,259	12,796,056
Honeywell International Inc.	60,728	12,735,269
Howmet Aerospace Inc.	35,826	1,938,903
Hubbell Inc., Class B	4,971	1,635,111
Huntington Ingalls Industries Inc.	3,683	956,254
IDEX Corp.	6,903	1,498,710
Illinois Tool Works Inc.	25,222	6,606,651
Ingersoll Rand Inc.	37,220	2,878,595
Jacobs Solutions Inc., NVS	11,666	1,514,247
JB Hunt Transport Services Inc.	7,439	1,485,866
Johnson Controls International PLC	62,636	3,610,339
L3Harris Technologies Inc.	17,459	3,677,215
Leidos Holdings Inc.	12,736	1,378,545
Lockheed Martin Corp.	20,340	9,218,902
Masco Corp.	20,478	1,371,616
Nordson Corp.	5,021	1,326,347
Norfolk Southern Corp.	20,831	4,924,032
Northrop Grumman Corp.	13,057	6,112,504
Old Dominion Freight Line Inc.	8,234	3,337,487
Otis Worldwide Corp.	37,688	3,371,945
PACCAR Inc.	48,184	4,705,168
Parker-Hannifin Corp.	11,835	5,452,384
Paychex Inc.	29,615	3,527,443
Paycom Software Inc.	4,547	939,956
Pentair PLC	15,235	1,107,737
Quanta Services Inc.	13,361	2,883,304
Raytheon Technologies Corp.	132,456	11,144,848
Republic Services Inc., Class A	18,817	3,103,111
Robert Half International Inc.	9,818	863,199
Rockwell Automation Inc.	10,555	3,277,116
Rollins Inc.	26,027	1,136,599
Snap-on Inc.	4,893	1,413,294
Southwest Airlines Co.	55,262	1,595,967
Stanley Black & Decker Inc.	14,214	1,394,393
Textron Inc.	17,880	1,437,910
Trane Technologies PLC	21,039	5,131,412
TransDigm Group Inc.	5,095	5,154,102
Uber Technologies Inc.(a)	189,564	11,671,455
Union Pacific Corp.	56,154	13,792,545
United Airlines Holdings Inc.(a)	30,407	1,254,593
United Parcel Service Inc., Class B	66,625	10,475,449
United Rentals Inc.	6,243	3,579,861
Veralto Corp.	20,030	1,647,668
Verisk Analytics Inc., Class A	13,346	3,187,826
Waste Management Inc.	33,763	6,046,953
Westinghouse Air Brake Technologies Corp.	16,610	2,107,809
WW Grainger Inc.	4,067	3,370,282

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	22,141	$2,532,045
		324,902,651
Total Common Stocks — 99.6%
(Cost: $559,339,196)		589,037,636

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 02/19/24, Strike Price BRL 45.35)(a)	285	1,174
Total Rights — 0.0%
(Cost: $—)		1,174
Total Long-Term Investments — 99.6%
(Cost: $559,339,196)		589,038,810

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	3,333,816	3,335,816
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	930,000	$930,000

Total Short-Term Securities — 0.7%
(Cost: $4,265,604)		4,265,816

Total Investments — 100.3%
(Cost: $563,604,800)		593,304,626
Liabilities in Excess of Other Assets — (0.3)%		(1,905,081)
Net Assets — 100.0%		$591,399,545

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,819,037	$—		$(483,837	)(a)	$(248)	$864	$3,335,816	3,333,816	$5,673	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	620,000	(a)	—		—	—	930,000	930,000	34,668		—
						$(248)	$864	$4,265,816		$40,341		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	1	03/07/24	$167	$1,386
E-Mini Industrial Select Sector Index	12	03/15/24	1,393	54,530
Euro STOXX 50 Index	11	03/15/24	553	(1,765)
				$54,151

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$352,109,578	$236,928,058	$—	$589,037,636
Rights	1,174	—	—	1,174
Short-Term Securities
Money Market Funds	4,265,816	—	—	4,265,816
	$356,376,568	$236,928,058	$—	$593,304,626
Derivative Financial Instruments(a)
Assets
Equity Contracts	$54,530	$1,386	$—	$55,916
Liabilities
Equity Contracts	—	(1,765)	—	(1,765)
	$54,530	$(379)	$—	54,151

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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